Intangible Assets Net - Schedule of Intangible Assets Net (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Schedule of Intangible Assets Net [Abstract]
Software	$ 632,617	$ 617,560
Less: accumulated amortization	(571,030)	(532,258)
Intangible asset, net	$ 61,587	$ 85,302